Commitments and Contingencies - Additional Information - Statoil (Detail) (USD $)			1 Months Ended	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	May 31, 2013 Randgrid shuttle tanker [Member] ExtensionOptions	Jun. 30, 2014 Randgrid shuttle tanker [Member]
Loss Contingencies [Line Items]
Percentage of currently owned interest			67.00%
Expected cost of project			$ 281,000,000
Operating lease arrangement period, lessor				3 years
Additional term of contract				1 year
Number of extension options			12
Payments made towards commitment	$ 34,073,000	$ 31,675,000		$ 27,300,000